GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS – 93.0%		Value
Certificates of Deposit - 46.4%	Par
Bank of America NA, 4.56%, 08/15/2025	5,000,000	$5,000,000
Bank of Montreal, 4.81%, 05/07/2026	3,000,000	3,001,830
Bank of Nova Scotia, 4.78%, 08/21/2025	6,500,000	6,500,000
Bank of Nova Scotia, 4.71%, 07/14/2025	500,000	500,000
Canadian Imperial Bank of Commerce, 4.65%, 12/08/2025	7,000,000	7,001,100
Canadian Imperial Bank of Commerce, 4.67%, 11/13/2025	3,000,000	3,000,761
Commonwealth Bank of Australia, 4.76%, 10/03/2025	9,000,000	9,003,912
Cooperatieve Rabobank UA, 4.36%, 11/06/2025	5,000,000	4,999,080
Cooperatieve Rabobank UA, 4.38%, 09/24/2025	5,000,000	4,998,980
DNB Bank ASA, 4.31%, 07/01/2025	10,000,000	10,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.60%, 09/03/2025	5,000,000	5,000,226
Mizuho Bank Ltd., 4.65%, 08/19/2025	7,000,000	7,000,000
MUFG Bank Ltd., 4.45%, 11/10/2025	8,000,000	8,000,866
Nordea Bank ABP, 4.72%, 11/14/2025	5,000,000	5,001,978
Royal Bank of Canada, 4.71%, 03/17/2026	10,000,000	10,000,784
Skandinaviska Enskilda Banken, 4.38%, 07/10/2025	9,000,000	9,000,022
Sumitomo Mitsui Banking Corp.,, 4.71%, 11/18/2025	3,000,000	3,000,947
Sumitomo Mitsui Banking Corp.,, 4.29%, 07/03/2025	10,000,000	10,000,000
Westpac Banking Corp.,, 4.85%, 04/20/2026	8,000,000	8,010,212
		119,020,698

Money Market Funds - 7.1%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (a)	18,155,399	$18,155,399

U.S. Treasury Bills - 39.5%	Par
4.21%, 07/01/2025 (b)	7,000,000	7,000,000
4.23%, 07/03/2025 (b)	5,000,000	4,998,830
4.18%, 07/08/2025 (b)	16,000,000	15,987,040
4.23%, 07/10/2025 (b)	17,000,000	16,982,108
4.24%, 07/15/2025 (b)	5,000,000	4,991,799
4.20%, 07/17/2025 (b)	12,000,000	11,977,707
4.04%, 07/22/2025 (b)	9,000,000	8,978,869
4.20%, 09/11/2025 (b)	10,000,000	9,915,200
4.12%, 10/16/2025 (b)	5,000,000	4,937,829
4.23%, 12/11/2025 (b)	9,000,000	8,832,568
4.23%, 12/18/2025 (b)	2,000,000	1,961,136
4.19%, 12/26/2025 (b)	5,000,000	4,898,423
		101,461,509
TOTAL SHORT-TERM INVESTMENTS (Cost $238,621,022)		238,637,606

TOTAL INVESTMENTS - 93.0% (Cost $238,621,022)		238,637,606
Other Assets in Excess of Liabilities - 7.0%		17,954,289
TOTAL NET ASSETS - 100.0%		$256,591,895
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
SOFR - Secured Overnight Financing Rate

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	94	03/17/2026	$16,846,484	$(7,274)
3 Month Euribor	253	09/15/2025	73,097,399	(95,338)
Arabica Coffee (a)	4	09/18/2025	450,150	(78,475)
ASX SPI 200 Index	48	09/18/2025	6,742,354	(18,459)
AUD/USD Cross Currency Rate	13	09/15/2025	856,635	4,146
Austrailian Government 10 Year Bonds	91	09/15/2025	6,864,739	26,548
Austrailian Government 3 Year Bonds	330	09/15/2025	23,400,230	66,900
Australian 90 Day Bank Bills	211	12/11/2025	137,822,688	(2,703)
Brazilian Real/US Dollar Cross Currency Rate	99	07/31/2025	1,810,215	32,042
Brent Crude Oil (a)	13	07/31/2025	867,620	(115,945)
British Pound/US Dollar Cross Currency Rate	316	09/15/2025	27,106,875	453,893
CAC40 10 Euro Index	12	07/18/2025	1,084,188	(11,630)
Canadian 10 Year Government Bonds	11	09/18/2025	985,497	493
Canadian Dollar/US Dollar Cross Currency Rate	120	09/16/2025	8,841,600	5,383
Copper (a)	13	09/26/2025	1,651,812	75,857
Crude Oil (a)	22	07/22/2025	1,432,420	(191,360)
Crude Soybean Oil (a)	75	12/12/2025	2,373,750	49,288
Dow Jones Industrial Average Index	12	09/19/2025	2,663,340	52,905
Euro STOXX 50 Quanto Index	60	09/19/2025	3,764,975	(10,297)
Euro/US Dollar Cross Currency Rate	201	09/15/2025	29,737,950	882,917
Euro-BOBL	52	09/08/2025	7,208,321	(15,960)
Euro-BTP Italian Government Bonds	72	09/08/2025	10,262,330	35,092
Euro-Schatz	260	09/08/2025	32,847,231	(46,280)
French Government Bonds	48	09/08/2025	7,002,132	(28,317)
FTSE 100 Index	46	09/19/2025	5,549,841	(76,130)
FTSE China A50 Index	115	07/30/2025	1,539,620	(2,970)
FTSE/JSE Top 40 Index	28	09/18/2025	1,419,932	18,862
FTSE/MIB Index	14	09/19/2025	3,286,066	15,388
German Stock Index	4	09/19/2025	2,832,860	37,511
Gold (a)	24	08/27/2025	7,938,480	67,669
Hang Seng China Enterprises Index	39	07/30/2025	2,153,460	(32,140)
Hang Seng Index	23	07/30/2025	3,528,252	(36,960)
IBEX 35 Index	25	07/18/2025	4,099,513	(12,652)
ICE 3 Month SONIA Rate	75	12/16/2025	24,741,085	(49,223)
ICE European Climate Exchange Emissions (a)	4	12/15/2025	324,974	(22,395)
Japanese Yen/US Dollar Cross Currency Rate	39	09/15/2025	3,409,819	9,477
Korean Won/US Dollar Cross Currency Rate	3	07/21/2025	55,440	56
Lean Hogs (a)	36	08/14/2025	1,548,000	1,165
Live Cattle (a)	69	08/29/2025	5,902,950	77,176
London Cocoa (a)	3	09/15/2025	244,564	(15,639)
London Metals – Aluminum (a)(b)	86	09/15/2025	5,590,129	147,640
London Metals – Copper (a)(b)	5	09/15/2025	1,235,335	23,243
London Metals – Zinc (a)(b)	15	09/15/2025	1,032,255	5,625
Low Sulphur Gas Oil (a)	25	08/12/2025	1,652,500	(111,012)
Mexican Peso/US Dollar Cross Currency Rate	314	09/15/2025	8,305,300	142,767
MSCI EAFE Index	69	09/19/2025	9,251,865	55,888
MSCI Emerging Markets Index	86	09/19/2025	5,304,050	83,288
MSCI Singapore Index	101	07/30/2025	3,266,712	36,420
Nasdaq 100 Index	14	09/19/2025	6,410,110	162,850
New Zealand Dollar/US Dollar Cross Currency Rate	88	09/15/2025	5,377,240	30,742
Nifty 50 Index	28	07/31/2025	1,433,656	14,927
Nikkei 225 Index	6	09/11/2025	1,687,858	43,459
NY Harbor ULSD (a)	21	07/31/2025	2,007,697	(194,863)
Palladium (a)	8	09/26/2025	885,680	65,830
Platinum (a)	31	10/29/2025	2,081,650	157,321
Reformulated Gasoline Blendstock (a)	11	07/31/2025	957,310	(113,933)
Russell 2000 Index	3	09/19/2025	328,755	268
S&P 500 Index	21	09/19/2025	6,566,437	144,384
S&P Mid Cap 400 Index	3	09/19/2025	937,650	6,235
S&P/Toronto Stock Exchange 60 Index	46	09/18/2025	10,809,620	89,777
SGX FTSE Taiwan Index	5	07/30/2025	364,700	1,239
Short-term Euro-BTP	311	09/08/2025	39,544,951	(78,969)
Silver (a)	22	09/26/2025	3,978,920	(53,853)
South African Rand/US Dollar Cross Currency Rate	230	09/15/2025	6,463,000	21,355
STOXX Europe 600 Index	49	09/19/2025	1,565,936	(15,654)
Swiss Franc/US Dollar Cross Currency Rate	56	09/15/2025	8,908,550	278,187
TOPIX Index	8	09/11/2025	1,586,334	38,039
U.S. Treasury 10 Year Notes	10	09/19/2025	1,121,250	2,705
U.S. Treasury 2 Year Notes	25	09/30/2025	5,200,586	2,031
U.S. Treasury 5 Year Note	69	09/30/2025	7,521,000	35,829
US Cocoa (a)	8	09/15/2025	720,000	(2,502)
				$2,061,884

				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(19)	09/19/2025	$2,171,047	$(49,552)
3-Month Secured Overnight Financing Rate	(242)	03/17/2026	58,279,650	(96,910)
Corn No. 2 Yellow (a)	(172)	12/12/2025	3,659,300	83,842
Cotton No.2 (a)	(49)	12/08/2025	1,669,185	3,579
Euro BUXL 30 Year Bonds	(18)	09/08/2025	2,517,663	22,462
Euro-Bund	(3)	09/08/2025	459,932	1,447
Hard Red Winter Wheat (a)	(36)	12/12/2025	990,000	38,214
Japanese 10 Year Government Bonds (a)	(1)	09/12/2025	965,383	(2,469)
London Metals – Aluminum (a)(b)	(79)	09/15/2025	5,135,118	(113,481)
London Metals – Copper (a)(b)	(4)	09/15/2025	988,268	(28,283)
London Metals – Nickel (a)(b)	(22)	09/15/2025	2,005,850	113,038
London Metals – Zinc (a)( b)	(32)	09/15/2025	2,202,144	15,737
Long Gilt	(23)	09/26/2025	2,937,037	(71,604)
Natural Gas	(1)	07/29/2025	34,560	1,828
OMXS30 Index	(9)	07/18/2025	237,155	(5,567)
SGX TSI Iron Ore (a)	(85)	08/29/2025	799,170	(9,295)
Soybean Meal (a)	(177)	12/12/2025	5,120,610	262,452
Soybeans (a)	(12)	11/14/2025	616,200	2,594
Sugar #11 (a)	(218)	09/30/2025	3,955,392	157,393
U.S. Treasury Long Bonds	(29)	09/19/2025	3,348,594	(109,644)
U.S. Treasury Ultra Bonds	(29)	09/19/2025	3,454,625	(144,192)
Wheat (a)	(69)	12/12/2025	1,932,000	46,459
				$118,048
Net Unrealized Appreciation (Depreciation)				$2,179,932

(a)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

GuidePath Managed Futures Strategy Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	09/17/2025	USD	1,386,062	NOK	14,000,000	$(3,600)
UBS AG	09/17/2025	USD	423,916	SEK	4,000,000	(1,117)
UBS AG	09/17/2025	USD	4,153,755	NOK	42,000,000	(15,231)
UBS AG	09/17/2025	USD	632,297	SEK	6,000,000	(5,252)
UBS AG	09/17/2025	CNH	12,000,000	USD	1,684,211	3,062
UBS AG	09/17/2025	USD	593,793	NOK	6,000,000	(1,776)
UBS AG	09/17/2025	CNH	8,000,000	USD	1,122,893	1,955
UBS AG	09/17/2025	NOK	170,000,000	USD	16,876,493	(2,026)
UBS AG	09/17/2025	PLN	47,500,000	USD	12,723,887	429,591
UBS AG	09/17/2025	SEK	102,000,000	USD	10,723,262	115,079
UBS AG	09/17/2025	SGD	23,375,000	USD	18,298,659	192,954
UBS AG	09/17/2025	TRY	27,600,000	USD	644,558	795
UBS AG	09/17/2025	USD	2,803,506	CNH	20,000,000	(8,615)
UBS AG	09/17/2025	USD	845,199	SEK	8,000,000	(4,867)
UBS AG	09/17/2025	USD	786,642	SGD	1,000,000	(4,443)
Net Unrealized Appreciation (Depreciation)						$696,509

CNH - Chinese Offshore Renminbi
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar